Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 2,007		$ 1,472
Due to related parties	312		$ 225
Time charter and voyage expenses-related parties	$ 1,470	$ 1,201
CMA CGM [Member]
Related Party Transaction [Line Items]
Voting interest	8.40%		11.13%
Due from related parties	$ 1,098		$ 2,118
Technomar [Member]
Related Party Transaction [Line Items]
Due from related parties	899		184
Management fees	6,868	6,105
Due to related parties	0		0
CMA Ships [Member]
Related Party Transaction [Line Items]
Due from related parties	10		10
Conchart [Member]
Related Party Transaction [Line Items]
Due to related parties	312		$ 225
Time charter and voyage expenses-related parties	$ 1,470	$ 1,201